Investments in Real Estate - Related Loan and Securities- Floating Rate CMBS (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount, Securities, Mortgage Backed	$ 25,841,392	$ 33,075,000	$ 38,074,000	$ 0
Unamortized Discount, Securities, Mortgage Backed		29,413,318	33,297,470
Sale of floating rate CMBS	(4,058,648)		(11,626,802)
Unrealized Gain (Loss), Securities, Mortgage Backed	(83,699)	521,235	3,042,927
Carrying Amount, Securities, Mortgage Backed	20,571,248	29,934,553	24,713,595
Realized Gain (Loss), Securities, Mortgage Backed	980,665		144,484
BX 2020 BXLP G [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount, Securities, Mortgage Backed	5,827,000	10,827,000	10,827,000	0
Unamortized Discount, Securities, Mortgage Backed		10,827,000	10,784,627
Sale of floating rate CMBS	(166,637)		(5,000,000)
Unrealized Gain (Loss), Securities, Mortgage Backed	126,545	(487,215)	(57,266)
Carrying Amount, Securities, Mortgage Backed	5,687,269	10,339,785	5,727,361
Realized Gain (Loss), Securities, Mortgage Backed			(154,435)
CGDB 2019 MOB F [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount, Securities, Mortgage Backed	4,000,000	4,000,000	4,000,000	0
Unamortized Discount, Securities, Mortgage Backed		4,005,000	4,005,000
Sale of floating rate CMBS			0
Unrealized Gain (Loss), Securities, Mortgage Backed	87,200	(264,600)	(143,800)
Carrying Amount, Securities, Mortgage Backed	3,948,400	3,740,400	3,861,200
Realized Gain (Loss), Securities, Mortgage Backed			0
BXMT 2020 FL 2 [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount, Securities, Mortgage Backed		4,000,000	4,000,000	0
Unamortized Discount, Securities, Mortgage Backed		4,000,000	4,000,000
Sale of floating rate CMBS			(4,000,000)
Unrealized Gain (Loss), Securities, Mortgage Backed		(359,168)	0
Carrying Amount, Securities, Mortgage Backed		3,640,832	0
Realized Gain (Loss), Securities, Mortgage Backed			(130,000)
BX 2019 IMC G [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount, Securities, Mortgage Backed	3,700,000	3,700,000	3,700,000	0
Unamortized Discount, Securities, Mortgage Backed		2,493,923	2,511,539
Sale of floating rate CMBS			0
Unrealized Gain (Loss), Securities, Mortgage Backed	328,930	493,841	808,841
Carrying Amount, Securities, Mortgage Backed	3,649,310	2,987,764	3,320,380
Realized Gain (Loss), Securities, Mortgage Backed			0
BHMS 2018 ATLS D [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount, Securities, Mortgage Backed	1,998,000	1,998,000	1,998,000	0
Unamortized Discount, Securities, Mortgage Backed		1,399,098	1,408,342
Sale of floating rate CMBS	(699,300)		0
Unrealized Gain (Loss), Securities, Mortgage Backed	(261,338)	347,526	552,495
Carrying Amount, Securities, Mortgage Backed	1,000,199	1,746,624	1,960,837
Realized Gain (Loss), Securities, Mortgage Backed	289,710		0
BHMS 2018 ATLS E [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount, Securities, Mortgage Backed	1,550,000	1,550,000	1,550,000	0
Unamortized Discount, Securities, Mortgage Backed		999,750	1,006,970
Sale of floating rate CMBS			0
Unrealized Gain (Loss), Securities, Mortgage Backed	41,075	314,259	499,010
Carrying Amount, Securities, Mortgage Backed	1,547,055	1,314,009	1,505,980
Realized Gain (Loss), Securities, Mortgage Backed			0
BX 2020 VIVA D
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount, Securities, Mortgage Backed	3,287,374	4,680,982	4,680,982	0
Unamortized Discount, Securities, Mortgage Backed		3,901,172	3,905,526
Sale of floating rate CMBS	(2,745,925)		(1,160,567)
Unrealized Gain (Loss), Securities, Mortgage Backed	(539,477)	288,602	540,443
Carrying Amount, Securities, Mortgage Backed		$ 4,189,774	3,285,402
Realized Gain (Loss), Securities, Mortgage Backed	$ 570,470		$ 220,595
Stated interest rate	3.67%	3.67%	3.67%
BX 2020 VIVA E
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount, Securities, Mortgage Backed	$ 2,319,018	$ 2,319,018	$ 2,319,018	0
Unamortized Discount, Securities, Mortgage Backed		1,787,375	1,790,168
Sale of floating rate CMBS	(446,786)		0
Unrealized Gain (Loss), Securities, Mortgage Backed	8,684	187,990	402,927
Carrying Amount, Securities, Mortgage Backed	1,754,993	$ 1,975,365	2,193,095
Realized Gain (Loss), Securities, Mortgage Backed	$ 120,485		$ 0
Stated interest rate	3.67%	3.67%	3.67%
CGCMT 2020-WSS F
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount, Securities, Mortgage Backed	$ 3,160,000		$ 3,160,000	0
Unamortized Discount, Securities, Mortgage Backed			2,419,063
Sale of floating rate CMBS			0
Unrealized Gain (Loss), Securities, Mortgage Backed	124,682		440,277
Carrying Amount, Securities, Mortgage Backed	$ 2,984,022		2,859,340
Realized Gain (Loss), Securities, Mortgage Backed			0
CGCMT 2020-WSS E
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face Amount, Securities, Mortgage Backed			1,839,000	$ 0
Unamortized Discount, Securities, Mortgage Backed			1,466,235
Sale of floating rate CMBS			(1,466,235)
Unrealized Gain (Loss), Securities, Mortgage Backed			0
Carrying Amount, Securities, Mortgage Backed			0
Realized Gain (Loss), Securities, Mortgage Backed			$ 208,324
London Interbank Offered Rate (LIBOR) [Member] | BX 2020 BXLP G [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Mortgage Backed Securities, Basis Spread On Variable Rate	2.50%		2.50%
London Interbank Offered Rate (LIBOR) [Member] | CGDB 2019 MOB F [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Mortgage Backed Securities, Basis Spread On Variable Rate	2.55%		2.55%
London Interbank Offered Rate (LIBOR) [Member] | BXMT 2020 FL 2 [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Mortgage Backed Securities, Basis Spread On Variable Rate			1.95%
London Interbank Offered Rate (LIBOR) [Member] | BX 2019 IMC G [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Mortgage Backed Securities, Basis Spread On Variable Rate	3.60%		3.60%
London Interbank Offered Rate (LIBOR) [Member] | BHMS 2018 ATLS D [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Mortgage Backed Securities, Basis Spread On Variable Rate	2.25%		2.25%
London Interbank Offered Rate (LIBOR) [Member] | BHMS 2018 ATLS E [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Mortgage Backed Securities, Basis Spread On Variable Rate	3.00%		3.00%
London Interbank Offered Rate (LIBOR) [Member] | CGCMT 2020-WSS F
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Mortgage Backed Securities, Basis Spread On Variable Rate	2.71%		2.71%
London Interbank Offered Rate (LIBOR) [Member] | CGCMT 2020-WSS E
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Mortgage Backed Securities, Basis Spread On Variable Rate			2.41%